Derivatives - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liabilities	$ 9	$ 10
Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liabilities	0	0
Cash Flow Hedging | Designated as Hedging Instrument | Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	0	0
Derivative Liabilities	$ 9	$ 10